Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Net income (loss)	$ 10,263	$ 4,943	$ 19,680	$ 10,509
Less: dividends on preferred shares	(247)	(247)	(494)	(494)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 10,016	$ 4,696	$ 19,186	$ 10,015
Weighted average number of common shares outstanding (in shares)	26,170,621	27,441,082	26,605,052	27,441,082
Income per common share: (in CAD per share)	$ 0.38	$ 0.17	$ 0.72	$ 0.36